NPL Extract

Run Date - 9/8/2017 1:57:21 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Loan Data 1	Loan Data 2	Last Name	Current Loan Status	Performing Under	Status Date	First Payment Default	Last Payment Received Date	Reason for Delinquency	Delinquency Status	Current Lien Position	Last Action Date per Servicer	Current Occupancy	First Vacancy Date	Property Type (NPL)	Property Condition	Next Due Date	Collection Comments In File	Incomplete Collection Comments Note	Missing Comments 1 Start Date	Missing Comments 1 End Date	Missing Comments 2 Start Date	Missing Comments 2 End Date	Pay History in File	Incomplete Pay History Note	Missing Pay History 1 Start Date	Missing Pay History 1 End Date	Missing Pay History 2 Start Date	Missing Pay History 2 End Date	Last Borrower Contact Date	Servicer Contact Attempts	Evidence Of Skip Tracing	Last Skip Trace Date	Skip Trace Results	Borrower Contact Comments	No Borrower Contact Evident	Willingness To Repay	Ability To Repay	Delinquency Prognosis	Likelihood of Loan Reperforming	Likelihood of Future Delinquency	Primary Exit Strategy	Sub Exit Strategy	Loss Mitigation Activity - Forbearance	Loss Mitigation Activity - Short Sale	Loss Mitigation Activity - Deed in Lieu	Loss Mitigation Activity - HAMP	Foreclosure in File	Bankruptcy In File	Active SCRA	Evidence Of Litigation	Fraud Indicated	Deceased Borrower(s)	Property Damaged	Property Listed	Property Under Contract	Reo Noted	Eviction Requested	Title Issue	Updated Bpo In File	Delinquent Taxes	Programs/Options Discussed With Borrower	Program/Option	Most Recent Date Options Discussed	Borrower Reject Options	Borrower's Intention	Modification	Mod Date	Mod Original Interest Rate	Mod Maturity Date	# of Modifications Completed	Mod Status	Mod Denied Reason	Mod Type Description	Mod Principal Balance	Mod Payment Frequency	Mod Original Term	Mod Amount Capitalized	Mod Deferred Balance incl PRA	Mod Interest Deferred	Mod Principal Forgiven	Mod Months Extended	Mod Comments	Forbearance Status	Forbearance Type	Forbearance Start Date	Forbearance End Date	Forbearance Monthly Plan Amount	Forbearance Due Date	Forbearance Total Months for Plan	Forbearance Comments	Deed In Lieu Status	Deed In Lieu Comments	Short Sale Status	Short Sale Date Offered	Short Sale Contract Received	Short Sale Contract Date	Short Sale Amount Offered	Short Sale Estimated Closing Date	Short Sale Comments	HAMP Solicited	HAMP Comments	Current Foreclosure Status	Foreclosure Delay/Obstruction Start Date	Foreclosure Reason For Delay/Obstruction	Foreclosure - Reason For Delay Obstruction - Other	Foreclosure Issues with Proof Of Standing	Foreclosure Last Step Completed	Foreclosure Last Step Date	Projected Foreclosure Step	Foreclosure Projected Step Date	Foreclosure Attorney	Foreclosure Attorney Phone	Foreclosure Referral to Attorney Date	Foreclosure First Legal Date	Scheduled Foreclosure Sale Date	Foreclosure Sale Date	Foreclosure Contested?	Foreclosure - Is Borrower Represented by an Attorney	Foreclosure Comments	Current Bankruptcy Status	Bankruptcy Chapter	Bankruptcy Case Number	Bankruptcy Filing Date	Bankruptcy Attorney	Bankruptcy Attorney Phone	Bankruptcy Dismissed Date	Bankruptcy Discharged Date	Bankruptcy Pre-Petition Payment Due Date	Bankruptcy Post-Petition Due Date	Bankruptcy Proof of Claim Filed?	Bankruptcy Proof of Claim Filing Date	Bankruptcy Proof of Claim Original Amount	Bankruptcy Arrearage Amount	Bankruptcy Motion for Relief Filed?	Bankruptcy Evidence of Reaffirmation?	Bankruptcy Prior Bankruptcy Resolution Date	Bankruptcy Comments	SCRA - Active Duty Start Date	SCRA - Active Duty End Date	SCRA Comments	Litigation Type	Litigation Summary	Fraud Type	Investigation Resolved?	Fraud Resolution Summary	Fraud - Possible Misrepresentation?	Fraud Comments	Trustee Of Property Noted?	Trustee Intention of Property	Damage Noted	Damage Type	Repair Status	Environmental Issues?	Environmental Issues Description	FEMA Disaster Area?	Current REO Status	REO Listed Price	REO Listed Date	REO Delay?	REO Delay Reason	REO Investor Property Intention	Listing Date	Listing Amount	Listing Agent	Listing Agent Phone	Listing Comments	Contract Executed?	Contract Execution Date	Closing Scheduled?	Closing Scheduled Date	Contract Amount	Contract Comments	Eviction Start Date	Eviction Contested	Eviction Contested Start Date	Eviction Completion Date	Title Claim Status	Title Claim Filed Date	Title Issue Resolution Date	Title Issue Resolution Description	Title Company	Title Issue Comments	BPO - Appraised Value	Delinquent Taxes - Delinquency Amount	Delinquent Taxes - Delinquency Due Date	Delinquent Taxes - Comments	Auto Comments	Supplemental Comments	Loan Grade	Loan Grade Comments
201926967	2017-03-01	Delinquent	04/30/2017	UTD	60	1	05/16/2017	Owner Occupied	UTD	UTD	Yes	N/A	04/27/2017	Ongoing dialogue with borrower	Spoke with borrower regarding repayment plan.	No	Fair	Fair	Resolved	Good	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	04/27/2017	No	Retention	No	Current	Formal (Written)	06/01/2017	10/01/2017	$10.00	05/03/2017	6	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2017.  Spoke with borrower regarding repayment plan.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201926974	2017-03-01	Delinquent	04/30/2017	Curtailment of Income	60	1	04/28/2017	Owner Occupied	UTD	Good	Yes	N/A	03/22/2017	Contact attempts - however unable to contact borrower	Borrower made payment over the phone. The agent advised of how much they were past due but no other payments were obtained. Agent discussed loss mitigation options but borrower wasn't interested in resolution options. Borrower advised they are able to make the monthly payment.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	Yes	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2017.  Borrower made payment over the phone.  The agent advised of how much they were past due but no other payments were obtained.  Agent discussed loss mitigation options but borrower wasn't interested in resolution options.  Borrower advised they are able to make the monthly payment.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201926985	2017-03-01	Delinquent	04/30/2017	UTD	60	1	04/27/2017	Owner Occupied	UTD	Good	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201926987	2017-03-01	Delinquent	04/30/2017	UTD	60	1	04/30/2017	Owner Occupied	UTD	Good	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	Completed	HAMP Tier 1	Monthly	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201926993	2017-03-01	Delinquent	04/30/2017	Excessive Obligations	60	1	04/28/2017	Owner Occupied	UTD	UTD	Yes	N/A	04/27/2017	Ongoing dialogue with borrower	Borrower called to setup payment for $1693.62 for 4/30/2017. No other information was provided for the April 1, 2017 payment.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2017.  Borrower called to setup payment for $1693.62 for 4/30/2017. No other information was provided for the April 1, 2017 payment.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201927008	2017-03-01	Delinquent	04/30/2017	UTD	60	1	05/23/2017	Owner Occupied	UTD	Good	Yes	N/A	11/21/2016	Contact attempts - however unable to contact borrower	Collection call was made to borrower and advised of total amount due. Borrower was informed of principal balance. Borrower promise to pay 787.56 on or before 11/30/2016	No	Fair	Fair	Temporary	Fair	Moderate	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2016.  Collection call was made to borrower and advised of total amount due.  Borrower was informed of principal balance. Borrower promise to pay 787.56 on or before 11/30/2016
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
201927009	2017-03-01	Delinquent	04/30/2017	Death of Mortgagor	60	1	04/30/2017	Owner Occupied	UTD	Average	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Poor	Poor - Intervention Required	Permanent	Poor	Strong	Modification	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Comments state on 11/3/2016 Lender Placed Hazard Policy Issued. Noted on 8/24/2016 according to Experian data, borrower is reported as deceased.	Comments state on 11/3/2016 Lender Placed Hazard Policy Issued. Noted on 8/24/2016 according to Experian data, borrower is reported as deceased.
201927010	2016-10-01	Delinquent	04/30/2017	UTD	120+	1	05/23/2017	Vacant	01/17/2016	UTD	Average	Yes	N/A	04/30/2017	Contact attempts - however unable to contact borrower	Borrower called in and was advised of total amount due. Borrower advised was on a loan modification. Borrower was advised hamp modification was an error but was approved for non hamp but failed to send the agreement.	No	Fair	Fair	UTD	Fair	Moderate	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2017.  Borrower called in and was advised of total amount due. Borrower advised was on a loan modification. Borrower was advised hamp modification was an error but was approved for non hamp but failed to send the agreement.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
201927031	2017-01-01	Delinquent	04/30/2017	Servicing Problems	120+	1	05/23/2017	Owner Occupied	Single Family Detached	UTD	Yes	N/A	04/28/2017	Contact attempts - however unable to contact borrower	Servicing comments show borrower called to check status of loan. Servicer provided information and payment information	No	Poor	Poor - Intervention Required	Temporary	Poor	Strong	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2017.  Servicing comments show borrower called to check status of loan. Servicer provided information and payment information
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
201927038	2017-01-01	Delinquent	04/30/2017	Excessive Obligations	120+	1	05/23/2017	Owner Occupied	Single Family Detached	Good	Yes	N/A	04/14/2017	Contact attempts - however unable to contact borrower	Agent provided amount due. Borrower called for Form 1098. Agent advised of how much to reinstate account and offered a modification.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	Retention	Yes	1	Denied	HAMP	"HAMP Streamline mod approved. Borrower failed to make trial payments.
Trial Payment Amount $440.52;First Trial Payment Date 12/01/2016;Second Trial Payment Date 01/01/2017;Third Trial Payment Date 02/01/2017; First Mod Payment Date 03/01/2017;New Interest Rate3%;Current Rate 10.45%;New PITI $440.52;New PI Amount $209.66; Current PI $582.8;Mod UPB (total includes FB principal) $58565.84;Mod UPB (amortizing) $58565.84;Forbearance Principal amount $0;Forgiveness Amount $0;Pre Mod UPB $53232.52;Escrow Shortage $2356.75;Maturity date of Modification 01/01/2032; Balloon Month 480; Balloon payment at maturity $ 44310.52"	Broken	Formal (Written)	12/01/2016	01/01/2032	$440.52	480	COLLECTION COMMENTS REFLECT THAT BORROWER FAILED TO MAKE TRIAL PAYMENTS THEREFORE HAMP WAS DENIED ON 1/24/2017.	Closed - Not Complete	No	Referred to Attorney	11/03/2016	Closed on 12/22/2016. Foreclosure has been started 4 times in the last 2 years.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2017.  Agent provided amount due.  Borrower called for Form 1098. Agent advised of how much to reinstate account  and offered a modification.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: The file was referred to foreclosure on 11/03/2016.  Closed on 12/22/2016.  Foreclosure has been started 4 times in the last 2 years.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been denied for modification.  The denial reason is unknown.  "HAMP Streamline mod approved. Borrower failed to make trial payments.
Trial Payment Amount $440.52;First Trial Payment Date 12/01/2016;Second Trial Payment Date 01/01/2017;Third Trial Payment Date 02/01/2017; First Mod Payment Date 03/01/2017;New Interest Rate3%;Current Rate 10.45%;New PITI $440.52;New PI Amount $209.66; Current PI $582.8;Mod UPB (total includes FB principal) $58565.84;Mod UPB (amortizing) $58565.84;Forbearance Principal amount $0;Forgiveness Amount $0;Pre Mod UPB $53232.52;Escrow Shortage $2356.75;Maturity date of Modification 01/01/2032; Balloon Month 480; Balloon payment at maturity $ 44310.52"
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201927054	2017-03-01	Delinquent	04/30/2017	UTD	60	1	05/22/2017	Occupied-UTD	UTD	Good	Yes	N/A	04/30/2017	Contact attempts - however unable to contact borrower	Borrower called to make a payment over the phone.	No	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/25/2016	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2017.  Borrower called to make a payment over the phone.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201927055	2017-03-01	Delinquent	04/30/2017	UTD	60	1	05/24/2017	Occupied-UTD	Single Family Detached	Average	Yes	N/A	04/28/2017	Contact attempts - however unable to contact borrower	The borrower made contact via the website to make payment.	No	Fair	Poor - Intervention Required	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 7	No	UTD	No	Noted on 08/04/2016 case terminated on 05/21/2008.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2017.  The borrower made contact via the website to make payment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.  Noted on 08/04/2016 case terminated on XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201927060	2016-10-01	Delinquent	04/30/2017	Payment Adjustments	120+	1	05/24/2017	Owner Occupied	Single Family Detached	UTD	Yes	N/A	04/28/2017	Ongoing dialogue with borrower	Servicing comments show borrower made contact regarding modification they applied for requesting status.	No	Poor	Poor - Intervention Required	Temporary	Poor	Strong	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	04/28/2017	No	Retention	Yes	2	Denied	Trial to mod	Servicing comments show the borrower was denied for a modification April 2017. Comments show the borrower received an approved mod late 2015	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2017.  Servicing comments show borrower made contact regarding modification they applied for requesting status.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been denied for modification.  The denial reason is unknown.  Servicing comments show the borrower was denied for a modification April 2017. Comments show the borrower received an approved mod late 2015
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
201927061	2017-03-01	Delinquent	04/30/2017	UTD	60	1	05/22/2017	Occupied-UTD	UTD	Good	Yes	N/A	Contact attempts - however unable to contact borrower	Yes	11/29/2016	Unsuccessful	Yes	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	Denied	12/012016 The loan was reinstated and no longer appears to need a modification	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been denied for modification.  The denial reason is stated as 12/012016 The loan was reinstated and no longer appears to need a modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201927066	2017-03-01	Delinquent	04/30/2017	UTD	60	1	05/23/2017	Occupied-UTD	UTD	UTD	Yes	N/A	03/30/2017	Contact attempts - however unable to contact borrower	Borrower called to make partial payment. Borrower was advised that partial payments are not applied to a full payment amount is received.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	03/30/2017	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2017.  Borrower called to make partial payment. Borrower was advised that partial payments are not applied to a full payment amount is received.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201927075	2013-03-01	Foreclosure	04/30/2017	UTD	Foreclosure	1	05/24/2017	UTD	UTD	UTD	Yes	N/A	04/27/2017	Ongoing dialogue with borrower	Borrower called regarding the letter about sheriff sale.	No	Poor	Poor - Intervention Required	UTD	Poor	Strong	Modification	No	No	No	No	Yes	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	0	Active Trial Plan	On Hold	01/04/2017	Current Loss Mitigation in Place	No	NOS/Sale Pub	No	No	Dismissed	Chapter 13	No	No	No	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2017.  Borrower called regarding the letter about sheriff sale.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is current loss mitigation in place.  The next projected foreclosure step is NOS/sale pub.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XXXX.
MODIFICATION: The loan is currently in an active trial to modification plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
201927104	2017-03-01	Delinquent	04/30/2017	Unable to Contact Borrower	60	1	05/30/2017	Owner Occupied	UTD	UTD	Yes	N/A	Contact attempts - however unable to contact borrower	Yes	04/13/2017	Unsuccessful	Yes	Poor	Poor - Intervention Required	Permanent	Poor	Moderate	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
201927109	2017-03-01	Delinquent	04/30/2017	UTD	60	1	05/30/2017	Occupied-UTD	UTD	Average	Yes	N/A	02/18/2017	Contact attempts - however unable to contact borrower	Authorized third party called to confirm bank account and aba number to wire a payment.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2017.  Authorized third party called to confirm bank account and aba number to wire a payment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201927112	2017-03-01	Delinquent	04/30/2017	UTD	90	1	05/30/2017	Owner Occupied	Single Family Detached	Good	Yes	N/A	Ongoing dialogue with borrower	No	Yes	Poor	Poor - Intervention Required	Permanent	Poor	Strong	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201927117	2017-02-01	Delinquent	04/30/2017	N/A	90	1	05/26/2017	Occupied-UTD	UTD	UTD	Yes	N/A	03/24/2017	Ongoing dialogue with borrower	Called the borrower and advised about the repayment plan which is active Informed that we have received the down payment and now the next payment is due on 04/01/17 advised receiving 100.00 excess borrower would like to take care of the taxes advised to contact our escrow team.	No	Fair	Fair	N/A	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	02/24/2017	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2017.  Called the borrower and advised about the repayment plan which is active  Informed that we have received the down payment and now the next payment is due on 04/01/17 advised receiving 100.00 excess borrower would like to take care of the taxes advised to contact our escrow team.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201927123	2017-03-01	Delinquent	04/30/2017	Illness - Mortgagor	60	1	06/07/2017	Occupied-UTD	UTD	UTD	Yes	N/A	05/31/2017	Ongoing dialogue with borrower	Called the borrower regarding repayment plan program	No	Fair	Fair	Temporary	Fair	Weak	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	05/25/2017	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2017.  Called the borrower regarding repayment plan program
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201927130	2017-03-01	Delinquent	04/30/2017	UTD	30	1	06/07/2017	Occupied-UTD	UTD	UTD	Yes	N/A	Not attempting to contact the borrower	No	Yes	Fair	Fair	Temporary	Fair	Moderate	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
201927133	2016-07-01	Foreclosure	Foreclosure	04/30/2017	UTD	Foreclosure	1	06/07/2017	Occupied-UTD	Single Family Detached	Poor	Yes	N/A	UTD	No	Yes	Fair	Poor - Intervention Required	UTD	Fair	Moderate	Reinstatement	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	2	Approved	MOD	Active	No	Notice of Sale Mailed	UTD	No	No	AS OF STATUS DATE OF 04/30/2017 LOAN IS IN FORECLOSURE, BUT COMMENTARY DATED 5/10/2017 INDICATED THAT $18,286.83 WAS RECEIVED AND THE FORECLOSURE ACTION IS BEING STOPPED DUE TO THE BORROWER REINSTATING THE LOAN.	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  Unable to determine the next projected foreclosure step.  AS OF STATUS DATE OF 04/30/2017 LOAN IS IN FORECLOSURE, BUT COMMENTARY DATED 5/10/2017 INDICATED THAT $18,286.83 WAS RECEIVED AND  THE FORECLOSURE ACTION  IS BEING STOPPED DUE TO  THE BORROWER REINSTATING THE LOAN.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
																																																																																																																																																																																															ADDITIONAL INFORMATION: AS OF STATUS DATE OF 04/30/2017 LOAN IS IN FORECLOSURE, BUT COMMENTARY DATED 5/10/2017 INDICATED THAT $18,286.83 WAS RECEIVED AND THE FORECLOSURE ACTION IS BEING STOPPED DUE TO THE BORROWER REINSTATING THE LOAN.	AS OF STATUS DATE OF 04/30/2017 LOAN IS IN FORECLOSURE, BUT COMMENTARY DATED 5/10/2017 INDICATED THAT $18,286.83 WAS RECEIVED AND THE FORECLOSURE ACTION IS BEING STOPPED DUE TO THE BORROWER REINSTATING THE LOAN.
201927139	2017-03-01	Delinquent	04/30/2017	UTD	30	1	06/08/2017	Occupied-UTD	UTD	Good	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201927145	2017-01-01	Delinquent	04/30/2017	UTD	120+	1	06/07/2017	Owner Occupied	UTD	UTD	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	Denied	Previously modified within 12 months	Current	Formal (Written)	05/01/2017	09/01/2017	$1,141.31	5	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been denied for modification.  The denial reason is stated as Previously modified within 12 months.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
202093841	2017-05-01	Delinquent	06/30/2017	Illness - Family	60	1	06/13/2017	Occupied-UTD	Single Family Detached	Good	Yes	N/A	05/31/2017	Ongoing dialogue with borrower	The borrower called in a payment for $2548.76	No	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2017.  The borrower called in a payment for $2548.76
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
202093854	2016-08-01	Delinquent	06/30/2017	UTD	120+	1	07/20/2017	Owner Occupied	UTD	UTD	Yes	N/A	06/30/2017	Ongoing dialogue with borrower	Borrower stated that Bankruptcy was discharged and per bankruptcy shows next due 2/1/17 after discharged. Borrower has been making payments every month since so loan should current, advised will get with supervisor and will call back with outcome	No	Poor	Poor - Intervention Required	UTD	Poor	Strong	Reinstatement	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	03/28/2017	Yes	Retention	Yes	1	Approved	Hamp modification	Monthly	Completed	Informal (Verbal)	12/30/2016	02/13/2017	$1,327.78	08/01/2016	3	Discharged	Chapter 13	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2017.  Borrower stated that Bankruptcy was discharged and per bankruptcy shows next due 2/1/17 after discharged. Borrower has been making payments every month since so loan should current, advised will get with supervisor and will call back with outcome
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
202093879	2017-05-01	Delinquent	06/30/2017	Death of Mortgagor	30	1	07/21/2017	Owner Occupied	UTD	UTD	Yes	N/A	07/20/2017	Ongoing dialogue with borrower	Borrower 2 advised of death of borrower 1 and is awaiting life insurance disbursement and will follow up with a payment by 7/25.	No	Good	Good	Temporary	Good	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	Retention	No	N/A	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2017.  Borrower 2 advised of death of borrower 1 and is awaiting life insurance disbursement and will follow up with a payment by 7/25.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
202093938	2017-05-01	Delinquent	06/30/2017	Unemployment	30	1	06/30/2017	Occupied-UTD	UTD	UTD	Yes	N/A	05/17/2017	Ongoing dialogue with borrower	Borrower made a payment.	No	Good	Fair	UTD	Fair	Moderate	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	03/03/2017	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2017.  Borrower made a payment.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
202093978	2017-05-01	Delinquent	06/30/2017	Unemployment	60	1	06/30/2017	Occupied-UTD	UTD	UTD	Yes	N/A	06/30/2017	Ongoing dialogue with borrower	Borrower scheduled a payment.	No	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	06/16/2017	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2017.  Borrower scheduled a payment.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
202093981	2017-02-01	Foreclosure	Foreclosure	06/30/2017	Curtailment of Income	Foreclosure	1	06/30/2017	Owner Occupied	Single Family Detached	UTD	Yes	N/A	06/26/2017	Ongoing dialogue with borrower	Borrower called in to discuss reinstatement. Borrower wants amount needed to reinstate loan and was provided with 2830.27 good until 6/30/17.	No	Fair	Fair	Temporary	Fair	Strong	Reinstatement	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	06/26/2017	No	Retention	Yes	01/26/2017	1	Completed	NON GSE Tier 2	Monthly	Active	No	Referred to Attorney	06/02/2017	First Legal/NOD	No	No	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2017.  Borrower called in to discuss reinstatement.  Borrower wants amount needed to reinstate loan and was provided with 2830.27 good until 6/30/17.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure on 06/02/2017.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 01/26/2017.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
202093987	2017-04-01	Delinquent	06/30/2017	Curtailment of Income	90	1	06/30/2017	Occupied-UTD	UTD	UTD	Yes	N/A	01/30/2017	Contact attempts - however unable to contact borrower	Spoke to the borrower regarding Loan Modification, final documents previously received. The borrower was given the fax number for the Escrow department to send in documentation to adjust the Escrow payment.	No	Poor	Poor - Intervention Required	Temporary	Poor	Strong	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	01/30/2017	Yes	Retention	Yes	01/30/2017	1	Completed	Monthly	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2017.  Spoke to the borrower regarding Loan Modification, final documents previously received. The borrower was given the fax number for the Escrow department to send in documentation to adjust the Escrow payment.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 01/30/2017.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
202093989	2017-05-01	Delinquent	06/30/2017	N/A	60	1	06/30/2017	Owner Occupied	UTD	UTD	Yes	N/A	06/28/2017	Ongoing dialogue with borrower	Customer called to make payment. Demand letter, Promised to pay $954.76 by 6/30/2017 via speed pay. Fee charged $9.50, confirmation number 58925192.	No	Fair	Fair	N/A	Fair	Moderate	Reinstatement	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/05/2016	No	Retention	Yes	10/12/2016	1	Completed	HAMP	$191,892.60	$33,847.51	Non GSE HAMP MOD booked and modified 10/12/2016.	Yes	Non GSE HAMP MOD booked and modified 10/12/2016.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2017.  Customer called to make payment.  Demand letter, Promised to pay $954.76 by 6/30/2017 via speed pay.  Fee charged $9.50, confirmation number 58925192.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 10/12/2016.  The modified principal balance is $191,892.60.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Non GSE HAMP MOD booked and modified 10/12/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
202094044	2017-04-01	Delinquent	06/30/2017	Curtailment of Income	90	1	06/30/2017	Owner Occupied	UTD	UTD	Yes	N/A	03/08/2017	Ongoing dialogue with borrower	Spoke with borrower who promised to pay $3838.86 by 3/10/2017 via speed-pay.	No	Fair	Fair	Temporary	Fair	Moderate	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	03/07/2017	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2017.  Spoke with borrower who promised to pay $3838.86 by 3/10/2017 via speed-pay.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
202094067	2017-05-01	Performing	Performing under Forbearance	06/30/2017	N/A	0	1	06/30/2017	Owner Occupied	UTD	UTD	Yes	N/A	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Current	Formal (Written)	01/16/2017	$1,786.61	06/01/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
202094078	2017-05-01	Delinquent	06/30/2017	Illness - Family	30	1	06/30/2017	Owner Occupied	UTD	UTD	Yes	N/A	06/30/2017	Not attempting to contact the borrower	Borrower called in to inquire about being behind on payments. Agent suggested they apply for a modification as they cannot afford to repay. Noted 06/19/2017 borrower stated RFD was due to illness of spouse and the hardship is not yet resolved. Borrower stated they wish to retain the property.	No	Good	Poor - Intervention Required	Temporary	Fair	Strong	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	06/30/2017	No	Retention	Yes	09/30/2015	1	Completed	HAMP Modification	Monthly	Per note on 10/02/2015 - Modification was applied prior to servicer transfer	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2017.  Borrower called in to inquire about being behind on payments. Agent suggested they apply for a modification as they cannot afford to repay. Noted 06/19/2017 borrower stated RFD was due to illness of spouse and the hardship is not yet resolved. Borrower stated they wish to retain the property.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The maturity date of the loan was extended to 09/30/2015.  Per note on 10/02/2015 - Modification was applied prior to servicer transfer
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Dispute - 02/27/2017 Credit Reporting Dispute was corrected. Request Resolved.	Dispute - 02/27/2017 Credit Reporting Dispute was corrected. Request Resolved.
202094079	2017-02-01	Delinquent	06/30/2017	Payment Disputes	120+	1	06/27/2017	Owner Occupied	UTD	UTD	Yes	N/A	04/26/2017	Ongoing dialogue with borrower	Agent spoke to borrower on 04/26/2017 and borrower advised that taxes was paid by borrower and lender paid also, Agent went over taxes in dept and advised borrower to provide proof of 2016 taxes	No	Poor	Poor - Intervention Required	Temporary	Poor	Strong	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2017.  Agent spoke to borrower on 04/26/2017 and borrower advised that taxes was paid by borrower and lender paid also, Agent went over taxes in dept and advised borrower to provide proof of 2016 taxes
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
202094093	2017-05-01	Delinquent	06/30/2017	Curtailment of Income	60	1	06/29/2017	Occupied-UTD	UTD	UTD	Yes	N/A	03/02/2017	Ongoing dialogue with borrower	The borrower called in to confirm if payment in the amount of $959.68 had posted.	No	Poor	Poor - Intervention Required	Temporary	Poor	Strong	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2017.  The borrower called in to confirm if payment in the amount of $959.68 had posted.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
																																																																																																																																																																																															ADDITIONAL INFORMATION: A payment dispute was noted on 02/24/2017. The borrower wanted the escrow removed from the account and was advised that since the delinquent taxes were already paid by the servicer, the escrow on the account is mandatory.	A payment dispute was noted on 02/24/2017. The borrower wanted the escrow removed from the account and was advised that since the delinquent taxes were already paid by the servicer, the escrow on the account is mandatory.
202094102	2017-05-01	Delinquent	06/30/2017	Curtailment of Income	30	1	06/30/2017	Owner Occupied	UTD	UTD	Yes	N/A	06/21/2017	Ongoing dialogue with borrower	The borrower contacted the servicer on 06/21/2017 to inquire about removing the taxes from the escrow payments. The servicer advised that the account is a non-escrowed loan.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/21/2017.  The borrower contacted the servicer on 06/21/2017 to inquire about removing the taxes from the escrow payments.  The servicer advised that the account is a non-escrowed loan.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Keyword search:
																																																																																																																																																																																															The borrowers are not noted as deceased.	Keyword search: The borrowers are not noted as deceased.
202094103	2017-05-01	Delinquent	06/30/2017	Payment Adjustments	60	1	06/30/2017	Occupied-UTD	UTD	UTD	Yes	N/A	06/17/2017	Ongoing dialogue with borrower	Borrower stated they got a letter in the mail stating in default and was not sure why because Borrower thought they were on a payment plan. Representative advised payment plan was rejected and did not know why. Representative set up payment plan again. Borrower advised will call back in August since system would not allow to set up another payment. Representative apologized for the rejection of the Payment plan.	No	Good	Good	Temporary	Good	Moderate	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	06/17/2017	No	Retention	No	Current	Formal (Written)	06/17/2017	$1,136.83	07/01/2017	Initially, Borrower was approved for a Forebearance plan, however payment plan was rejected for unknown reason. On 06/17/2017, Payment plan was set up again.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2017.  Borrower stated they got a letter in the mail stating in default and was not sure why because Borrower thought they were on a payment plan.  Representative advised payment plan was rejected and did not know why.  Representative set up payment plan again.  Borrower advised will call back in August since system would not allow to set up another payment. Representative apologized for the rejection of the Payment plan.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Borrower approved for RPP.	Borrower approved for RPP.
202094132	2017-05-01	Performing	Regular Payments	06/30/2017	N/A	0	1	06/28/2017	Occupied-UTD	UTD	UTD	Yes	N/A	04/20/2017	Ongoing dialogue with borrower	Borrower called in to let them know they took two payments out, called XXXX to verify payments, when XXXX agent answered both parties hung up	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2017.  Borrower called in to let them know they took two payments out, called XXXX to verify payments, when Wells Fargo agent answered both parties hung up
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
202094158	2017-05-01	Delinquent	06/30/2017	Excessive Obligations	30	1	07/21/2017	Occupied-UTD	UTD	UTD	Yes	N/A	06/03/2017	Ongoing dialogue with borrower	Commentary indicate borrower called to go over repayment plan on the account, borrower was informed one more payment is required to complete repayment plan. Borrower was advised of unpaid principal balance on account including fees.	No	Fair	Fair	N/A	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	06/03/2017	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2017.  Commentary indicate borrower called to go over repayment plan on the account, borrower was informed one more payment is required to complete repayment plan. Borrower was advised of unpaid principal balance on account including fees.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
202094165	2017-05-01	Performing	Regular Payments	06/30/2017	N/A	0	1	07/19/2017	Owner Occupied	UTD	UTD	Yes	N/A	07/03/2017	Ongoing dialogue with borrower	7/3/2017 A3P Borrower wife XXXX called in states she thought she had 2 payments coming out on 6/30/2017 rep advised payment is for $960.35 which is adjustment we did on the RPP.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	07/03/2017	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2017.  7/3/2017 A3P Borrower wife XXXX called in states she thought she had 2 payments coming out on 6/30/2017 rep advised payment is for $960.35 which is adjustment we did on the RPP.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
202094190	2017-03-01	Foreclosure	Delinquent	06/30/2017	Unable to Contact Borrower	90	1	06/19/2017	Occupied-UTD	UTD	Average	Yes	N/A	10/19/2016	Contact attempts - however unable to contact borrower	Borrower called in and made a payment on the account. Representative explained the forced placed insurance and offered modification package. Borrower declined. Mail is being returned and borrower is not returning calls. Skip trace on 06/06/2017 found no better information.	No	Poor	Poor - Intervention Required	Permanent	Poor	Strong	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/19/2016	Yes	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2016.  Borrower called in and made a payment on the account.  Representative explained the forced placed insurance and offered modification package.  Borrower declined. Mail is being returned and borrower is not returning calls.  Skip trace on 06/06/2017 found no better information.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: 3/02/2017: Daughter pretended to be the borrower in order to discuss the account.  (Daughter is an unauthorized party.)  Per comments dated 6/19/2017, loan is in  pre-foreclosure stage.  File has not been referred to an attorney.  Demand sent 04/26/2017 with expiration of 06/02/2017. 14 day pre foreclosure notice sent  06/09/2017; waiting expiration as of 06/09/2017.
Keyword Search: File not found.	3/02/2017: Daughter pretended to be the borrower in order to discuss the account. (Daughter is an unauthorized party.) Per comments dated 6/19/2017, loan is in pre-foreclosure stage. File has not been referred to an attorney. Demand sent 04/26/2017 with expiration of 06/02/2017. 14 day pre foreclosure notice sent 06/09/2017; waiting expiration as of 06/09/2017.
Keyword Search: File not found.
202094203	2017-05-01	Delinquent	06/30/2017	Illness - Family	60	1	06/15/2017	Occupied-UTD	Single Family Detached	Good	Yes	N/A	06/06/2017	Ongoing dialogue with borrower	Borrower contacted the lender. Lender set up 5 month repayment plan.	No	Fair	Fair	Temporary	Fair	Strong	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	06/06/2017	No	Retention	No	Current	Formal (Written)	07/01/2017	11/01/2017	$3,300.00	07/01/2017	5	Plus down payment of $1,200.00 due by 06/05/2017	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2017.  Borrower contacted the lender.  Lender set up 5 month repayment plan.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
202149312	2008-04-01	Foreclosure	Foreclosure	06/30/2017	UTD	Foreclosure	1	06/28/2017	Occupied-UTD	UTD	UTD	Yes	N/A	06/28/2017	Ongoing dialogue with borrower	Spoke to the borrower and advised the reason they received a call was to advise of Modification documents being shipped. The borrower was advised of modification terms and expectations.	No	Good	Good	Temporary	Good	Moderate	Modification	No	No	No	No	Yes	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	06/28/2017	No	Retention	Yes	0	Active Trial Plan	On Hold	Forbearance/Workout	No	UTD	No	No	UTD	Chapter 13	No	No	No	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2017.  Spoke to the borrower and advised the reason they received a call was to advise of Modification documents being shipped. The borrower was advised of modification terms and expectations.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is forbearance/workout.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
MODIFICATION: The loan is currently in an active trial to modification plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
																																																																																																																																																																																															ADDITIONAL INFORMATION: No valid keywords	No valid keywords
202149352	2015-10-01	Foreclosure	Foreclosure	06/30/2017	Unemployment	Foreclosure	1	06/16/2017	Occupied-UTD	UTD	Good	Yes	N/A	11/28/2016	Not attempting to contact the borrower	The last contact was made on 11/28/2016, in which the borrower indicated modification documents were sent. There was no evidence to indicate a modification was completed since that contact.	No	Poor	Poor - Intervention Required	UTD	Poor	Strong	Foreclosure - REO	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	11/28/2016	No	Retention	No	Active	No	Complaint Filed	03/22/2017	Service	No	No	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2016.  The last contact was made on 11/28/2016, in which the borrower indicated modification documents were sent. There was no evidence to indicate a modification was completed since that contact.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: The file was referred to foreclosure on 02/02/2017.  The first legal was completed 03/22/2017.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is service.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
202149364	2017-05-01	Delinquent	06/30/2017	UTD	30	1	06/22/2017	Occupied-UTD	UTD	UTD	Yes	N/A	06/14/2017	Ongoing dialogue with borrower	borrower promised to pay by 7/7/2017 via speedpay.	No	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2017.  borrower promised to pay by 7/7/2017 via speedpay.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
202149373	2017-02-01	Foreclosure	Foreclosure	06/30/2017	UTD	Foreclosure	1	06/20/2017	UTD	UTD	UTD	Yes	N/A	07/08/2016	Not attempting to contact the borrower	Borrower called in to verified that loan was modified and that monthly payment had been received. Agent confirmed loan modified and payment was received.	No	Poor	Poor - Intervention Required	UTD	Poor	Strong	Foreclosure - REO	No	No	No	No	Yes	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	07/08/2016	No	Retention	Yes	06/30/2016	1	Completed	Account has been modified note on 06/30/2016	Active	No	Judgment	No	No	UTD	UTD	No	No	No	Loan listed as Bankruptcy on 01/07/2016.	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2016.  Borrower called in to verified that loan was modified and that monthly payment had been received. Agent confirmed loan modified and payment was received.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The first legal was completed 03/08/2016.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Loan listed as Bankruptcy on XXXX.
MODIFICATION: The loan has been modified.  The modification date is 06/30/2016.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Account has been modified note on 06/30/2016
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
202149374	2017-05-01	Delinquent	06/30/2017	Illness - Mortgagor	30	1	06/30/2017	Owner Occupied	UTD	UTD	Yes	N/A	06/19/2017	Ongoing dialogue with borrower	The authorized third party contacted the servicer on 06/19/2017 to authorize a payment in the amount of $950.	No	Good	Good	UTD	Good	Weak	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/19/2017.  The authorized third party contacted the servicer on 06/19/2017 to authorize a payment in the amount of $950.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
202149390	2017-03-01	Foreclosure	Foreclosure	06/30/2017	Curtailment of Income	Foreclosure	1	06/30/2017	Owner Occupied	UTD	UTD	Yes	N/A	11/20/2015	Contact attempts - however unable to contact borrower	Talked to authorized third party, daughter. Verified borrower name and property address. $4520.19 total amount due without fees and costs. Advised Total amount recoverable fees. Costs good through 11/21/2015.	No	Poor	Poor - Intervention Required	Permanent	Poor	Strong	Reinstatement	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	No	Referred to Attorney	06/30/2017	Breach/Demand Notice	05/11/2017	No	No	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2015.  Talked to authorized third party, daughter. Verified borrower name and property address. $4520.19 total amount due without fees and costs. Advised Total amount recoverable fees. Costs good through 11/21/2015.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure on 06/30/2017.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is breach/demand notice.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
202149393	2017-05-01	Delinquent	06/30/2017	Other	30	1	06/29/2017	Non-Owner Occupied	UTD	UTD	Yes	N/A	Contact attempts - however unable to contact borrower	Yes	04/04/2017	Unsuccessful	Yes	Poor	Poor - Intervention Required	Permanent	Poor	Strong	Foreclosure - DIL	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - DIL.
ADDITIONAL INFORMATION: N/A
202149679	2016-12-01	Foreclosure	Foreclosure	06/30/2017	Curtailment of Income	Foreclosure	1	06/30/2017	UTD	UTD	UTD	Yes	N/A	04/18/2017	Contact attempts - however unable to contact borrower	Borrower advised will pay $14,000.00 this month and pay $2500.00 each month until account is current. Borrower is waiting on tax returns and settlement from car accident. Borrower stated was told by NACA to wait to send payments until a decision is made regarding the modification. Borrower made a promise to make a payment by 04/02/2017.	No	Poor	Poor - Intervention Required	Permanent	Poor	Strong	Foreclosure - REO	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	04/18/2017	No	Retention	Yes	1	Completed	Monthly	Per comments dated 02/15/2017, loan previously modified.	Active	No	Referred to Attorney	06/07/2017	First Legal/NOD	No	No	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2017.  Borrower advised will pay $14,000.00 this month and pay $2500.00 each month until account is current.  Borrower is waiting on tax returns and settlement from car accident.  Borrower stated was told by XXXX to wait to send payments until a decision is made regarding the modification. Borrower made a promise to make a payment by 04/02/2017.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure on 06/07/2017.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Per comments dated 02/15/2017, loan previously modified.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
202149684	2017-04-01	Delinquent	06/30/2017	Death of Mortgagor	60	1	06/30/2017	Owner Occupied	UTD	UTD	Yes	N/A	06/19/2017	Ongoing dialogue with borrower	3RD PARTY CALLED IN TO CHECK THE STATUS OF THE MODIFICATION ON 06/19/2017.	No	Poor	Poor - Intervention Required	Permanent	Poor	Strong	Foreclosure - SS	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	06/19/2017	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/19/2017.  3RD PARTY CALLED IN TO CHECK THE STATUS OF THE MODIFICATION ON 06/19/2017.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - SS.
ADDITIONAL INFORMATION: N/A
202149743	2017-05-01	Delinquent	06/30/2017	UTD	30	1	06/30/2017	Occupied-UTD	UTD	UTD	Yes	N/A	06/21/2017	Ongoing dialogue with borrower	The borrower advised property occupied, and changed payment from 06/22 to 07/07, also paying June payment and set up July payment on 07/14.	No	Good	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/21/2017.  The borrower advised property occupied, and changed payment from 06/22 to 07/07, also paying June payment and set up July payment on 07/14.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
202149744	2017-04-01	Performing	Performing under Modification	06/30/2017	N/A	0	1	06/30/2017	Occupied-UTD	UTD	UTD	Yes	N/A	05/22/2017	Ongoing dialogue with borrower	On 5/22/17, the borrower called the servicer and stated that two payments will be made by the end of the month and absolutely no less than one payment. The servicer also advised the borrower about the recent name change and that partial payments can be used towards full payments.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	08/12/2015	1	Completed	HAMP	Monthly	The borrower's loan was modified on 8/12/15.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2017.  On 5/22/17, the borrower called the servicer and stated that two payments will be made by the end of the month and absolutely no less than one payment.  The servicer also advised the borrower about the recent name change and that partial payments can be used towards full payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 08/12/2015.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  The borrower's loan was modified on 8/12/15.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: The commentary states the due date for this loan is 7/1/17, not 4/1/17 as the Loan Data 1 field indicates.

																																																																																																																																																																																															The keyword search terms did not yield any true hits.	The commentary states the due date for this loan is 7/1/17, not 4/1/17 as the Loan Data 1 field indicates. The keyword search terms did not yield any true hits.
202149761	2017-05-01	Delinquent	06/30/2017	UTD	60	1	06/29/2017	UTD	UTD	UTD	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
202149812	2016-12-01	Foreclosure	Foreclosure	06/30/2017	UTD	Foreclosure	1	06/17/2017	UTD	UTD	Average	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Poor	Poor - Intervention Required	UTD	Poor	Strong	Foreclosure - REO	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Active	No	Referred to Attorney	06/07/2017	First Legal/NOD	No	No	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
202268967	2017-06-01	Delinquent	07/31/2017	Curtailment of Income	30	1	08/10/2017	Occupied-UTD	UTD	Good	Yes	N/A	05/01/2017	Ongoing dialogue with borrower	Borrower XXXX called in to say he will make a payment of $5500 right now.	No	Fair	Fair	Resolved	Fair	Moderate	Reinstatement	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 7	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2017.  Borrower XXXX called in to say he will make a payment of $5500 right now.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
202268990	2017-05-01	Bankrupt	Bankruptcy	06/30/2017	UTD	Bankruptcy	1	08/09/2017	Vacant	04/04/2017	UTD	UTD	Incomplete	07/01/2016	03/15/2017	N/A	06/29/2017	Ongoing dialogue with borrower	Borrower completed a speed payment.	No	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	Yes	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	05/01/2017	No	Retention	Yes	05/01/2017	1	Completed	Comment dated 04/04/2017 cites a modification was completed.	On Hold	Bankruptcy Filing	No	Referred to Attorney	First Legal/NOD	No	No	Performing Under Plan	Chapter 13	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2017.  Borrower completed a speed payment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.
MODIFICATION: The loan has been modified.  The modification date is 05/01/2017.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Comment dated 04/04/2017 cites a modification was completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A